CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Cable television	$ 1,009,584	$ 1,024,283	$ 1,053,797
Internet	1,030,861	978,723	920,746
Mobile telephony	609,772	510,420	403,668
Cable telephony	397,787	424,795	458,028
Over-the-top video	39,720	31,443	23,596
Business	124,608	111,181	69,134
Equipment sales	56,542	53,577	57,627
Other	9,968	9,917	11,383
Revenues	3,278,842	3,144,339	2,997,979
Employee costs	386,353	376,757	356,503
Purchase of goods and services	1,359,850	1,320,568	1,259,179
Depreciation and amortization	654,614	596,065	625,366
Financial expenses	149,243	161,452	167,429
Loss on valuation and translation of financial instruments	3,098	2,126	518
Restructuring of operations, litigation and other items	5,888	15,880	(129,737)
Gain on sale of spectrum licences	(330,871)
Loss on debt refinancing	5,201	7,346	12,153
Income before income taxes	1,045,466	664,145	706,568
Income taxes (recovery)
Current	(3,248)	153,976	54,412
Deferred	134,479	(37,066)	66,253
Income taxes (recovery)	131,231	116,910	120,665
Net income	914,235	547,235	585,903
Net income attributable to
Shareholder	914,183	547,202	585,851
Non-controlling interests	$ 52	$ 33	$ 52